Trade Receivables and Other Account Receivables (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Trade Receivables and Other Account Receivables [Line Items]
Allowance for expected credit loss	$ 10,529	$ 5,377		$ 4,709
Decrease in the account receivable	9,663
Caja de Compensación Familiar [Member]
Trade Receivables and Other Account Receivables [Line Items]
Decrease in the account receivable	$ 19,887

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).